UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio
July 31, 2016
unaudited
Common stocks 79.58% Consumer staples 14.36%	Shares	Value (000)
Philip Morris International Inc.	38,857,998	$3,895,903
Altria Group, Inc.	34,653,005	2,346,008
Coca-Cola Co.	39,624,174	1,728,803
Imperial Brands PLC	28,549,952	1,505,143
British American Tobacco PLC	18,184,976	1,161,108
Nestlé SA	11,204,110	898,225
Procter & Gamble Co.	9,065,300	775,899
Reynolds American Inc.	13,430,416	672,327
Kraft Heinz Co.	4,803,766	414,997
Unilever PLC	7,739,900	361,949
Japan Tobacco Inc.	7,840,000	309,266
Diageo PLC	9,631,400	275,456
Tate & Lyle PLC	18,470,346	176,734
Kimberly-Clark Corp.	1,000,000	129,550
PepsiCo, Inc.	862,000	93,889
Unilever NV, depository receipts	1,282,000	59,388
Convenience Retail Asia Ltd.[1]	51,330,000	22,230
		14,826,875
Financials 11.08%
Crown Castle International Corp.	15,440,605	1,498,202
Sampo Oyj, Class A1	28,788,363	1,193,112
BNP Paribas SA	8,838,249	438,279
Ventas, Inc.	5,347,900	407,296
CME Group Inc., Class A	3,910,149	399,774
Lamar Advertising Co., Class A	5,792,400	393,072
Iron Mountain Inc.	8,842,959	364,418
Swedbank AB, Class A	17,007,555	357,363
Prudential PLC	19,411,358	342,961
Alexandria Real Estate Equities, Inc.	2,855,904	320,718
Gaming and Leisure Properties, Inc.	8,657,224	310,188
Bank of Montreal	4,810,000	308,350
Link Real Estate Investment Trust	38,354,896	286,238
HCP, Inc.	6,820,000	267,549
Zurich Insurance Group AG	1,044,000	250,875
Toronto-Dominion Bank (CAD denominated)	5,500,000	239,647
Public Storage	981,000	234,381
HSBC Holdings PLC (GBP denominated)	27,193,535	178,183
HSBC Holdings PLC (HKD denominated)	8,303,944	54,104
Royal Bank of Canada	3,800,000	231,641
New York Community Bancorp, Inc.	15,176,700	219,303
St. James’s Place PLC	15,320,023	187,749
RioCan Real Estate Investment Trust	8,389,207	186,206
Westpac Banking Corp.	7,394,168	174,701
American Campus Communities, Inc.	3,102,500	167,752
BB&T Corp.	4,363,000	160,864
Mercury General Corp.[1]	2,875,498	159,216
Capital Income Builder — Page 1 of 34

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Hospitality Properties Trust	4,941,000	$157,667
Principal Financial Group, Inc.	2,971,000	138,538
Lloyds Banking Group PLC	195,848,365	137,762
Arthur J. Gallagher & Co.	2,786,989	137,092
Svenska Handelsbanken AB, Class A	10,164,269	122,347
Cheung Kong Property Holdings Ltd.	15,525,000	110,859
Aberdeen Asset Management PLC	26,275,000	110,754
Legal & General Group PLC	36,733,206	100,000
Land and Houses PCL, non-voting depository receipt	327,895,000	96,024
Bank of China Ltd., Class H	228,061,000	93,771
Umpqua Holdings Corp.	5,973,400	90,975
Skandinaviska Enskilda Banken AB, Class A	8,807,421	77,246
TAG Immobilien AG	5,417,538	77,103
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	71,731
Bangkok Bank PCL, non-voting depository receipt	13,859,000	67,843
Marsh & McLennan Companies, Inc.	973,000	63,975
Wells Fargo & Co.	1,235,000	59,243
Union National Bank PJSC	46,855,465	57,790
Credit Suisse Group AG	4,470,309	51,428
Bank of Nova Scotia	1,006,400	51,112
Société Générale	1,356,945	46,354
Fortune Real Estate Investment Trust	33,946,000	43,526
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	4,882,500	28,746
People’s United Financial, Inc.	1,750,000	26,530
UBS Group AG	1,855,000	25,551
Unibail-Rodamco SE, non-registered shares	83,730	23,042
Intesa Sanpaolo SPA	8,798,000	18,335
Fibra Uno Administración, SA de CV	8,630,000	17,601
Henderson Group PLC	1,897,948	5,802
		11,440,889
Utilities 10.11%
National Grid PLC	121,406,487	1,740,115
SSE PLC[1]	78,291,002	1,570,792
Dominion Resources, Inc.	15,773,888	1,230,679
Duke Energy Corp.	11,612,300	993,897
EDP - Energias de Portugal, SA1	251,180,889	861,556
Iberdrola, SA, non-registered shares	75,618,329	519,506
Iberdrola, SA, non-registered shares, interim shares[2,3]	1,680,407	11,545
Engie SA	26,077,624	429,304
Red Eléctrica de Corporación, SA	15,820,756	362,419
DTE Energy Co.	3,673,385	358,228
Exelon Corp.	9,411,444	350,859
CMS Energy Corp.	7,344,000	331,802
Southern Co.	5,022,600	268,709
Power Assets Holdings Ltd.	27,154,200	265,823
Glow Energy PCL[1]	76,353,500	187,979
Pennon Group PLC	14,592,523	174,199
Cheung Kong Infrastructure Holdings Ltd.	18,610,000	164,550
PG&E Corp.	2,532,000	161,896
Sempra Energy	1,165,825	130,432
Ratchaburi Electricity Generating Holding PCL[1]	77,350,000	114,926
Fortum Oyj	5,000,000	83,011
FirstEnergy Corp.	1,366,500	47,718
Capital Income Builder — Page 2 of 34

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Centrica PLC	13,321,897	$42,508
Infratil Ltd.	14,867,000	36,184
		10,438,637
Health care 9.60%
AbbVie Inc.	33,794,801	2,238,230
GlaxoSmithKline PLC	85,010,100	1,899,112
Amgen Inc.	10,960,003	1,885,449
Novartis AG	18,207,743	1,508,545
AstraZeneca PLC	8,046,600	537,575
AstraZeneca PLC (ADR)	7,895,700	269,559
Pfizer Inc.	17,397,500	641,794
Takeda Pharmaceutical Co. Ltd.	5,046,700	226,925
Johnson & Johnson	1,500,000	187,845
Orion Oyj, Class B	4,475,674	183,289
Roche Holding AG, non-registered shares, non-voting	593,000	151,432
Eli Lilly and Co.	1,560,600	129,358
Merck & Co., Inc.	936,000	54,906
		9,914,019
Telecommunication services 9.39%
Verizon Communications Inc.	57,716,543	3,198,074
AT&T Inc.	39,827,377	1,724,127
Singapore Telecommunications Ltd.	370,142,031	1,154,019
Vodafone Group PLC	287,792,764	874,309
CenturyLink, Inc.	16,063,478	505,036
BCE Inc.	7,193,000	344,486
HKT Trust and HKT Ltd., units	193,371,460	305,570
TELUS Corp.	8,710,508	291,473
Telia Co. AB	62,752,618	286,373
NTT DoCoMo, Inc.	6,373,000	171,731
Nippon Telegraph and Telephone Corp.	3,583,000	171,398
TalkTalk Telecom Group PLC[1]	51,345,000	155,611
MTN Group Ltd.	10,413,000	105,231
Advanced Info Service PCL	18,358,000	93,819
Intouch Holdings PCL, non-voting depository receipts	28,849,300	49,698
Intouch Holdings PCL	23,416,899	40,339
freenet AG	3,122,600	87,154
Hutchison Telecommunications Hong Kong Holdings Ltd.	214,176,000	78,400
China Mobile Ltd.	4,754,000	58,610
		9,695,458
Energy 6.71%
Royal Dutch Shell PLC, Class B	43,961,600	1,164,783
Royal Dutch Shell PLC, Class A (GBP denominated)	11,250,654	289,455
Royal Dutch Shell PLC, Class B (ADR)	1,185,000	64,239
Exxon Mobil Corp.	11,586,600	1,030,628
Chevron Corp.	9,684,600	992,478
Suncor Energy Inc.	21,458,518	577,530
Kinder Morgan, Inc.	19,531,377	397,073
Enbridge Inc. (CAD denominated)	8,024,174	330,087
Spectra Energy Corp	9,123,220	328,162
TOTAL SA	6,861,939	328,040
BP PLC	51,922,994	293,321
Helmerich & Payne, Inc.	3,646,415	225,968
Capital Income Builder — Page 3 of 34

unaudited
Common stocks Energy (continued)	Shares	Value (000)
ConocoPhillips	5,107,276	$208,479
Occidental Petroleum Corp.	2,478,203	185,196
Whitecap Resources Inc.[1]	21,385,000	158,711
Inter Pipeline Ltd.	6,138,200	128,250
Veresen Inc.	11,658,300	98,667
Eni SpA	5,436,000	83,140
Williams Companies, Inc.	1,647,838	39,499
Denbury Resources Inc.	60,000	174
		6,923,880
Industrials 6.36%
Lockheed Martin Corp.	5,172,774	1,307,315
General Electric Co.	29,628,400	922,628
Boeing Co.	4,145,800	554,128
Caterpillar Inc.	6,579,000	544,478
Abertis Infraestructuras	30,896,170	486,005
KONE Oyj, Class B	6,553,691	331,841
Singapore Technologies Engineering Ltd	110,063,200	270,089
BAE Systems PLC	36,599,162	258,654
Deutsche Post AG	7,862,000	234,597
Sydney Airport, units	35,385,683	203,299
Emerson Electric Co.	3,500,000	195,650
MTR Corp. Ltd.	32,656,000	184,780
Covanta Holding Corp.[1]	10,247,332	164,162
Edenred SA	5,449,093	123,578
R.R. Donnelley & Sons Co.	6,774,000	121,390
Siemens AG	966,680	104,962
Andritz AG	1,573,972	80,242
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	71,203
Air New Zealand Ltd.	39,377,907	62,850
COSCO Pacific Ltd.	59,394,001	61,244
CK Hutchison Holdings Ltd.	3,440,400	40,265
CCR SA, ordinary nominative	6,450,000	37,259
Transurban Group	3,668,056	35,011
United Technologies Corp.	301,000	32,403
Norfolk Southern Corp.	322,000	28,909
Kühne + Nagel International AG	197,610	27,729
SEEK Ltd.	2,123,000	26,943
PayPoint PLC	1,905,000	24,884
Safran SA	272,000	18,489
CTCI Corp.	9,300,000	13,110
		6,568,097
Information technology 4.84%
Texas Instruments Inc.	10,725,400	748,097
Intel Corp.	19,863,000	692,424
International Business Machines Corp.	3,932,100	631,574
Taiwan Semiconductor Manufacturing Co., Ltd.	113,932,000	615,646
Cisco Systems, Inc.	10,000,000	305,300
Xilinx, Inc.	5,570,200	284,526
Quanta Computer Inc.[3]	135,422,190	275,315
Microsoft Corp.	4,353,900	246,779
VTech Holdings Ltd.[1]	20,089,300	218,413
Paychex, Inc.	3,282,000	194,557
QUALCOMM Inc.	2,800,000	175,224
Capital Income Builder — Page 4 of 34

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Moneysupermarket.com Group PLC[1]	35,588,401	$140,592
Vanguard International Semiconductor Corp.	71,771,446	129,950
Ricoh Co., Ltd.	11,436,500	102,669
Western Union Co.	4,712,000	94,240
Apple Inc.	752,000	78,366
Accenture PLC, Class A	323,300	36,471
Automatic Data Processing, Inc.	345,600	30,741
		5,000,884
Consumer discretionary 3.48%
Las Vegas Sands Corp.	14,858,200	752,568
McDonald’s Corp.	3,536,700	416,093
Six Flags Entertainment Corp.[1]	6,160,400	347,385
Greene King PLC[1]	24,691,512	265,509
SES SA, Class A (FDR)	8,626,047	188,973
Toyota Motor Corp.	3,239,000	187,099
Taylor Wimpey plc	88,132,500	180,440
DineEquity, Inc.[1]	1,475,000	120,021
AA PLC[1]	36,445,449	119,571
William Hill PLC	27,608,000	116,884
Gannett Co., Inc.[1]	8,547,400	109,065
Modern Times Group MTG AB, Class B	3,908,862	101,913
Daimler AG	1,345,400	91,483
ProSiebenSat.1 Media SE	1,977,377	90,396
Marston’s PLC[1]	41,884,228	78,768
Li & Fung Ltd.	139,140,000	69,584
Marks and Spencer Group PLC	15,315,000	64,718
Hasbro, Inc.	743,000	60,354
Sa Sa International Holdings Ltd.	132,718,000	57,820
Stella International Holdings Ltd.	32,055,500	54,869
Ladbrokes PLC	25,130,000	46,129
Leifheit AG, non-registered shares[1]	320,000	20,714
Fielmann AG	265,442	20,512
Barratt Developments PLC	2,244,375	12,995
Chow Sang Sang Holdings International Ltd.	5,278,000	10,327
Sitoy Group Holdings Ltd.	18,200,000	5,958
Matas A/S	75,285	1,330
		3,591,478
Materials 2.08%
Rio Tinto PLC	12,837,000	418,187
Agrium Inc.	4,309,500	391,130
Amcor Ltd.	28,752,480	328,194
Potash Corp. of Saskatchewan Inc.	10,804,905	168,556
Potash Corp. of Saskatchewan Inc. (CAD denominated)	1,779,316	27,733
BHP Billiton PLC	14,338,000	179,263
Nucor Corp.	2,768,819	148,520
Dow Chemical Co.	2,604,900	139,805
Givaudan SA	66,000	135,650
LyondellBasell Industries NV	790,900	59,523
BASF SE	470,000	36,919
Praxair, Inc.	265,500	30,941
Koninklijke DSM NV	447,300	28,635
Capital Income Builder — Page 5 of 34

unaudited
Common stocks Materials (continued)	Shares	Value (000)
The Chemours Co.	2,939,710	$27,339
Greatview Aseptic Packaging Co. Ltd.	43,742,000	22,665
		2,143,060
Miscellaneous 1.57%
Other common stocks in initial period of acquisition		1,618,464
Total common stocks (cost: $70,535,258,000)		82,161,741
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative[4]	13,000	8,417
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,366
Total preferred securities (cost: $17,994,000)		13,783
Convertible stocks 0.26% Financials 0.13%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,234,000	136,542
Utilities 0.09%
Dominion Resources, Inc., convertible preferred, Series A, units	1,800,000	93,852
Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		35,590
Total convertible stocks (cost: $240,583,000)		265,984
Convertible bonds 0.16% Financials 0.16%	Principal amount (000)
Barclays PLC, Equity Linked Notes, (Microsoft Corp.), 5.33% 2016	$3,242	172,469
Total convertible bonds (cost: $151,531,000)		172,469
Bonds, notes & other debt instruments 17.30% U.S. Treasury bonds & notes 7.48% U.S. Treasury 6.16%
U.S. Treasury 7.50% 2016	190,000	193,912
U.S. Treasury 4.50% 2017	100,000	103,102
U.S. Treasury 4.625% 2017	100,000	102,254
U.S. Treasury 8.75% 2017	50,000	53,223
U.S. Treasury 8.875% 2017	135,850	147,562
U.S. Treasury 0.75% 2018	100,000	100,162
U.S. Treasury 0.875% 2018	150,000	150,594
U.S. Treasury 3.50% 2018[5]	75,000	78,277
U.S. Treasury 0.75% 2019	15,000	14,998
U.S. Treasury 0.875% 2019	104,042	104,388
U.S. Treasury 1.50% 2019	40,000	40,874
U.S. Treasury 1.625% 2019	111,600	114,536
U.S. Treasury 1.625% 2019	38,820	39,810
Capital Income Builder — Page 6 of 34

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2019	$8,570	$8,823
U.S. Treasury 3.125% 2019	150,000	159,978
U.S. Treasury 3.625% 2019	250,000	271,418
U.S. Treasury 8.125% 2019	93,440	114,099
U.S. Treasury 1.125% 2020	51,950	52,436
U.S. Treasury 1.25% 2020	382,100	387,316
U.S. Treasury 1.25% 2020	40,700	41,250
U.S. Treasury 1.375% 2020	104,827	106,613
U.S. Treasury 1.375% 2020	25,000	25,447
U.S. Treasury 1.375% 2020	16,500	16,794
U.S. Treasury 1.625% 2020	52,000	53,418
U.S. Treasury 1.75% 2020	48,750	50,356
U.S. Treasury 1.75% 2020	36,615	37,805
U.S. Treasury 3.50% 2020	19,150	21,003
U.S. Treasury 8.50% 2020	76,000	96,366
U.S. Treasury 8.75% 2020	188,700	243,968
U.S. Treasury 8.75% 2020	180,000	236,066
U.S. Treasury 1.125% 2021	237,050	238,159
U.S. Treasury 1.125% 2021	157,744	158,522
U.S. Treasury 1.25% 2021	250,000	252,740
U.S. Treasury 1.375% 2021	221,704	225,453
U.S. Treasury 1.375% 2021	120,000	121,985
U.S. Treasury 1.375% 2021	75,487	76,731
U.S. Treasury 3.125% 2021	25,000	27,451
U.S. Treasury 3.625% 2021	31,600	35,280
U.S. Treasury 8.00% 2021	127,500	172,947
U.S. Treasury 8.125% 2021	25,000	33,696
U.S. Treasury 7.625% 2022	25,000	34,794
U.S. Treasury 1.375% 2023	100,000	100,590
U.S. Treasury 1.50% 2023	84,750	86,002
U.S. Treasury 1.625% 2023	164,250	167,972
U.S. Treasury 1.625% 2023	50,000	51,133
U.S. Treasury 6.25% 2023	75,000	100,295
U.S. Treasury 7.125% 2023	210,000	288,290
U.S. Treasury 2.25% 2024	55,000	58,755
U.S. Treasury 6.875% 2025	25,000	36,665
U.S. Treasury 1.625% 2026	153,848	156,240
U.S. Treasury 6.125% 2027	75,000	110,859
U.S. Treasury 5.50% 2028	75,000	107,496
U.S. Treasury 6.25% 2030	107,000	168,867
U.S. Treasury 2.875% 2045	171,409	196,767
U.S. Treasury 2.50% 2046	172,793	184,324
U.S. Treasury 2.50% 2046	3,000	3,206
		6,362,067
U.S. Treasury inflation-protected securities 1.32%
U.S. Treasury Inflation-Protected Security 0.125% 2017[6]	21,151	21,163
U.S. Treasury Inflation-Protected Security 0.125% 2020[6]	371,311	378,005
U.S. Treasury Inflation-Protected Security 0.125% 2021[6]	101,349	103,429
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	150,276	152,256
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	134,983	137,622
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	164,260	196,392
U.S. Treasury Inflation-Protected Security 0.625% 2026[6]	158,207	166,987
U.S. Treasury Inflation-Protected Security 2.00% 2026[6]	53,614	63,222
Capital Income Builder — Page 7 of 34

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	$812	$1,101
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	50,016	51,910
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	75,831	90,677
		1,362,764
Total U.S. Treasury bonds & notes		7,724,831
Corporate bonds & notes 5.97% Energy 1.04%
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	1,500	759
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	3,275	385
American Energy (Permian Basin) 7.125% 2020[4]	4,425	2,622
American Energy (Permian Basin) 7.375% 2021[4]	1,700	1,007
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,103
Anadarko Petroleum Corp. 5.55% 2026	11,105	12,149
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,711
Anadarko Petroleum Corp. 6.60% 2046	4,060	4,697
APT Pipelines Ltd. 4.20% 2025[4]	4,440	4,580
Baytex Energy Corp. 5.125% 2021[4]	2,175	1,773
Baytex Energy Corp. 5.625% 2024[4]	825	656
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	1,725	1,630
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,660
Boardwalk Pipelines, LP 4.95% 2024	10,030	9,941
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,951
Cenovus Energy Inc. 3.00% 2022	16,340	15,364
Cenovus Energy Inc. 3.80% 2023	6,120	5,901
Cheniere Energy, Inc. 7.00% 2024[4]	3,530	3,702
Chevron Corp. 2.10% 2021	22,645	23,170
Chevron Corp. 2.954% 2026	24,750	25,558
Concho Resources Inc. 5.50% 2023	1,500	1,489
ConocoPhillips 4.20% 2021	3,120	3,332
ConocoPhillips 4.95% 2026	16,485	18,389
ConocoPhillips 5.95% 2046	600	727
CONSOL Energy Inc. 5.875% 2022	1,450	1,330
Denbury Resources Inc. 9.00% 2021[4]	825	829
Devon Energy Corp. 5.00% 2045	4,085	3,783
Diamond Offshore Drilling, Inc. 4.875% 2043	16,660	11,995
Ecopetrol SA 5.875% 2023	3,575	3,745
Ecopetrol SA 5.375% 2026	3,855	3,815
Ecopetrol SA 5.875% 2045	2,845	2,529
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,837
Enbridge Energy Partners, LP 4.375% 2020	1,865	1,947
Enbridge Energy Partners, LP 5.20% 2020	650	694
Enbridge Energy Partners, LP 5.875% 2025	35,430	39,057
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,540
Enbridge Energy Partners, LP 7.375% 2045	49,125	59,908
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	24,602
Enbridge Inc. 5.60% 2017	6,940	7,112
Enbridge Inc. 4.00% 2023	22,830	22,942
Energy Transfer Partners, LP 4.75% 2026	8,350	8,519
Energy Transfer Partners, LP 6.125% 2045	2,350	2,461
EnLink Midstream Partners, LP 2.70% 2019	2,335	2,289
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,723
EnLink Midstream Partners, LP 4.15% 2025	4,865	4,575
Capital Income Builder — Page 8 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EnLink Midstream Partners, LP 5.05% 2045	$5,095	$4,114
Ensco PLC 5.20% 2025	6,010	4,094
Ensco PLC 5.75% 2044	1,060	621
Enterprise Products Operating LLC 3.70% 2026	2,430	2,537
Enterprise Products Operating LLC 3.95% 2027	2,170	2,292
Enterprise Products Operating LLC 4.90% 2046	1,605	1,711
EP Energy Corp. 9.375% 2020	600	345
EP Energy Corp. 6.375% 2023	1,350	682
Extraction Oil & Gas Holdings LLC 7.875% 2021[4]	875	877
Exxon Mobil Corp. 2.222% 2021	7,750	7,999
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	11,000	8,360
Halliburton Co. 3.80% 2025	9,880	10,221
Halliburton Co. 4.85% 2035	1,490	1,628
Halliburton Co. 5.00% 2045	8,730	9,567
Husky Energy Inc. 6.20% 2017	5,500	5,723
Husky Energy Inc. 7.25% 2019	4,500	5,158
Jupiter Resources Inc. 8.50% 2022[4]	3,000	2,265
Kinder Morgan Energy Partners, LP 6.00% 2017	375	384
Kinder Morgan Energy Partners, LP 3.50% 2023	2,480	2,472
Kinder Morgan Energy Partners, LP 4.15% 2024	5,180	5,374
Kinder Morgan Energy Partners, LP 4.25% 2024	1,335	1,369
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	7,654
Kinder Morgan Energy Partners, LP 5.40% 2044	9,505	9,162
Kinder Morgan Energy Partners, LP 5.50% 2044	3,200	3,287
Kinder Morgan Finance Co. 5.05% 2046	7,500	7,107
Kinder Morgan, Inc. 4.30% 2025	130,619	135,530
Kinder Morgan, Inc. 5.55% 2045	48,910	49,244
Matador Resources Co. 6.875% 2023	200	207
NGL Energy Partners LP 5.125% 2019	1,325	1,229
NGPL PipeCo LLC 7.119% 2017[4]	10,225	10,736
NGPL PipeCo LLC 9.625% 2019[4]	6,425	6,746
NGPL PipeCo LLC 7.768% 2037[4]	10,000	10,350
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[7,8,9]	30	30
Noble Corp. PLC 5.00% 2018	1,090	1,053
Noble Corp. PLC 6.95% 2025	4,470	3,654
Noble Corp. PLC 7.95% 2045	7,020	5,160
PDC Energy Inc. 7.75% 2022	5,150	5,343
Peabody Energy Corp. 6.00% 2018[10]	4,500	720
Peabody Energy Corp. 6.50% 2020[10]	2,000	320
Peabody Energy Corp. 6.25% 2021[10]	2,225	356
Pemex Project Funding Master Trust 5.75% 2018	2,750	2,889
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	15,584
Petrobras Global Finance Co. 8.375% 2021	4,000	4,239
Petrobras Global Finance Co. 6.25% 2024	2,320	2,181
Petrobras Global Finance Co. 6.85% 2115	2,075	1,595
Petróleos Mexicanos 5.50% 2019[4]	3,725	3,949
Petróleos Mexicanos 6.375% 2021[4]	1,780	1,958
Petróleos Mexicanos 4.50% 2026	11,830	11,469
Petróleos Mexicanos 6.875% 2026	42,445	47,751
Petróleos Mexicanos 6.875% 2026[4]	29,495	33,182
Petróleos Mexicanos 5.50% 2044	13,025	11,851
Petróleos Mexicanos 5.625% 2046	7,340	6,752
Phillips 66 2.95% 2017	4,000	4,054
Phillips 66 4.30% 2022	11,525	12,650
Capital Income Builder — Page 9 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Phillips 66 Partners LP 3.605% 2025	$1,075	$1,055
Phillips 66 Partners LP 4.68% 2045	160	153
Pioneer Natural Resources Co. 3.45% 2021	6,620	6,839
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,9]	2,451	1,997
QGOG Constellation SA 6.25% 2019[4]	500	230
Range Resources Corp. 4.875% 2025	4,225	4,035
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,550
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,201
Repsol, SA 4.50% 2075	€3,200	3,125
Rice Energy Inc. 6.25% 2022	$2,200	2,156
Rice Energy Inc. 7.25% 2023	4,250	4,282
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,706
Sabine Pass Liquefaction, LLC 6.25% 2022	3,000	3,154
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,025
Schlumberger BV 3.625% 2022[4]	2,020	2,165
Schlumberger BV 4.00% 2025[4]	19,010	20,728
Seven Generations Energy Ltd. 6.75% 2023[4]	325	330
Shell International Finance BV 1.875% 2021	8,250	8,304
Shell International Finance BV 2.875% 2026	6,630	6,772
Shell International Finance BV 4.00% 2046	10,430	10,766
SM Energy Co. 5.625% 2025	825	689
Southwestern Energy Co. 6.70% 2025	15,460	15,074
Spectra Energy Partners, LP 2.95% 2018	4,040	4,132
Sunoco LP 6.25% 2021[4]	6,165	6,304
TC PipeLines, LP 4.375% 2025	5,345	5,361
Teekay Corp. 8.50% 2020[4]	1,800	1,557
Tesoro Logistics LP 5.50% 2019	575	614
Tesoro Logistics LP 6.125% 2021	430	449
Tesoro Logistics LP 6.25% 2022	1,400	1,463
Tesoro Logistics LP 6.375% 2024	340	360
TransCanada PipeLines Ltd. 6.50% 2018	10,000	10,987
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	12,430	9,386
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	2,725	2,643
Transocean Inc. 6.80% 2016	5,450	5,484
Transocean Inc. 8.125% 2021	1,985	1,667
Transportadora de Gas Peru SA 4.25% 2028[4,9]	2,175	2,213
Weatherford International PLC 7.75% 2021	1,475	1,399
Weatherford International PLC 8.25% 2023	1,825	1,706
Western Gas Partners LP 2.60% 2018	1,375	1,372
Western Gas Partners LP 3.95% 2025	3,035	2,984
Western Gas Partners LP 4.65% 2026	2,785	2,811
Williams Partners LP 4.125% 2020	5,000	5,065
Williams Partners LP 3.60% 2022	7,565	7,377
Williams Partners LP 4.50% 2023	3,350	3,346
Williams Partners LP 4.30% 2024	6,030	5,960
Williams Partners LP 3.90% 2025	4,030	3,825
Williams Partners LP 4.00% 2025	17,555	16,777
Williams Partners LP 4.90% 2045	3,730	3,262
Williams Partners LP 5.10% 2045	8,585	7,749
		1,078,862
Capital Income Builder — Page 10 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.97%	Principal amount (000)	Value (000)
ACE Capital Trust II 9.70% 2030	$7,210	$10,815
ACE INA Holdings Inc. 2.30% 2020	1,625	1,679
ACE INA Holdings Inc. 2.875% 2022	3,695	3,901
ACE INA Holdings Inc. 3.35% 2026	3,690	3,987
ACE INA Holdings Inc. 4.35% 2045	4,135	4,912
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,800	5,014
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,800	3,002
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,273
American Campus Communities, Inc. 3.35% 2020	7,200	7,498
American Campus Communities, Inc. 3.75% 2023	10,190	10,684
American Campus Communities, Inc. 4.125% 2024	12,080	12,876
American Express Co. 6.15% 2017	9,080	9,562
AXA SA, junior subordinated 6.463% (undated)[4]	1,900	2,003
AXA SA, Series B, junior subordinated 6.379% (undated)[4]	7,000	7,671
Bank of America Corp. 5.75% 2017	5,000	5,280
Bank of America Corp. 5.65% 2018	1,940	2,075
Bank of America Corp. 2.625% 2020	11,280	11,547
Bank of America Corp. 2.625% 2021	16,177	16,501
Bank of America Corp. 5.875% 2021	5,000	5,762
Bank of America Corp. 3.50% 2026	13,006	13,609
Bank of America Corp., Series AA, 6.10% (undated)	1,050	1,099
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	6,875	7,210
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,334
Barclays Bank PLC 5.14% 2020	15,525	16,763
BB&T Corp. 1.45% 2019	8,780	8,818
BB&T Corp. 2.45% 2020	7,800	8,046
Berkshire Hathaway Inc. 2.20% 2021	2,240	2,321
Berkshire Hathaway Inc. 3.125% 2026	2,205	2,351
BNP Paribas 4.375% 2025[4]	5,000	5,176
Boston Properties, Inc. 3.65% 2026	4,900	5,307
Brandywine Operating Partnership, LP 5.70% 2017	41	42
Brandywine Operating Partnership, LP 3.95% 2023	170	174
CIT Group Inc. 5.00% 2017	7,000	7,159
CIT Group Inc. 3.875% 2019	2,525	2,582
Citigroup Inc. 2.50% 2018	7,500	7,652
Citigroup Inc. 8.50% 2019	12,656	14,957
Citigroup Inc. 2.35% 2021	9,374	9,428
Citigroup Inc. 3.40% 2026	3,876	4,004
Citigroup Inc. 4.125% 2028	14,260	14,582
Citigroup Inc., Series P, 5.95% (undated)	113	116
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	10,723	10,770
CNA Financial Corp. 7.35% 2019	6,000	6,910
Corporate Office Properties LP 5.25% 2024	590	641
Corporate Office Properties LP 5.00% 2025	4,335	4,656
Corporate Office Properties Trust 3.60% 2023	515	514
Credit Suisse Group AG 3.80% 2022	7,888	8,044
Credit Suisse Group AG 3.80% 2023[4]	12,050	12,249
Credit Suisse Group AG 4.55% 2026[4]	7,500	7,934
Crescent Resources 10.25% 2017[4]	3,355	3,357
Crown Castle International Corp. 4.875% 2022	300	333
DCT Industrial Trust Inc. 4.50% 2023	7,400	7,881
DDR Corp. 4.25% 2026	415	442
Developers Diversified Realty Corp. 7.50% 2017	27,306	28,336
Developers Diversified Realty Corp. 7.875% 2020	12,702	15,393
Capital Income Builder — Page 11 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Discover Financial Services 10.25% 2019	$4,334	$5,132
EPR Properties 4.50% 2025	7,265	7,401
Essex Portfolio L.P. 3.25% 2023	7,845	8,109
Essex Portfolio L.P. 3.875% 2024	9,035	9,700
Essex Portfolio L.P. 3.375% 2026	2,010	2,083
Gaming and Leisure Properties, Inc. 4.375% 2021	550	574
Gaming and Leisure Properties, Inc. 5.375% 2026	3,780	4,040
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,741
Goldman Sachs Group, Inc. 4.75% 2045	7,219	8,261
Goldman Sachs Group, Inc. 5.15% 2045	1,300	1,432
Goldman Sachs Group, Inc. 5.30% (undated)	1,475	1,503
Goodman Funding Pty Ltd. 6.00% 2022[4]	8,545	9,990
HBOS PLC 6.75% 2018[4]	25,085	27,079
Hospitality Properties Trust 5.625% 2017	5,895	6,031
Hospitality Properties Trust 6.70% 2018	5,978	6,240
Hospitality Properties Trust 5.00% 2022	5,250	5,695
Hospitality Properties Trust 4.50% 2023	5,980	6,171
Hospitality Properties Trust 4.50% 2025	3,925	3,997
Host Hotels & Resorts LP 4.50% 2026	5,150	5,507
HSBC Holdings PLC 4.25% 2025	3,750	3,866
HSBC USA Inc. 1.520% 2018[7]	5,000	4,990
Intesa Sanpaolo SpA 5.017% 2024[4]	2,270	2,176
Iron Mountain Inc. 6.00% 2020[4]	6,000	6,345
iStar Financial Inc. 4.875% 2018	1,650	1,640
iStar Financial Inc. 5.00% 2019	8,400	8,316
JPMorgan Chase & Co. 6.30% 2019	5,000	5,631
JPMorgan Chase & Co. 2.55% 2021	11,000	11,274
JPMorgan Chase & Co. 4.625% 2021	5,000	5,577
JPMorgan Chase & Co. 2.95% 2026	14,400	14,564
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	49,540	51,584
Kimco Realty Corp. 4.30% 2018	10,000	10,346
Kimco Realty Corp. 3.40% 2022	3,025	3,190
Leucadia National Corp. 5.50% 2023	3,265	3,411
MetLife Global Funding I 2.30% 2019[4]	5,395	5,521
MetLife Global Funding I 2.00% 2020[4]	2,155	2,184
MetLife Global Funding I 2.50% 2020[4]	4,000	4,147
MetLife, Inc. 3.60% 2025	2,870	3,051
Morgan Stanley 2.125% 2018	10,000	10,106
Morgan Stanley 2.50% 2021	20,725	20,993
Morgan Stanley 3.875% 2026	7,525	8,051
Morgan Stanley 3.125% 2026	26,580	26,916
New York Life Global Funding 2.10% 2019[4]	6,000	6,121
New York Life Global Funding 1.95% 2020[4]	2,190	2,223
Nordea Bank AB 1.625% 2018[4]	2,500	2,515
Northern Trust Corp. 5.85% 2017[4]	2,850	3,008
Omega Healthcare Investors, Inc. 4.375% 2023	3,000	3,039
PNC Preferred Funding Trust I, junior subordinated 2.303% (undated)[4,7]	15,300	14,286
Prologis, Inc. 3.35% 2021	5,450	5,789
Prologis, Inc. 3.75% 2025	1,825	1,982
QBE Insurance Group Ltd. 2.40% 2018[4]	15,035	15,160
Rabobank Nederland 4.375% 2025	10,000	10,574
Realogy Corp. 5.25% 2021[4]	8,375	8,794
Realogy Corp. 4.875% 2023[4]	2,575	2,626
Scentre Group 2.375% 2019[4]	3,950	4,019
Capital Income Builder — Page 12 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Scentre Group 2.375% 2021[4]	$4,220	$4,285
Scentre Group 3.25% 2025[4]	4,155	4,266
Scentre Group 3.50% 2025[4]	9,000	9,422
Select Income REIT 4.15% 2022	3,055	3,081
Select Income REIT 4.50% 2025	1,835	1,825
Travelers Companies, Inc. 3.75% 2046	805	871
Unum Group 7.125% 2016	10,000	10,095
US Bancorp. 1.116% 2018[7]	5,000	5,009
WEA Finance LLC 2.70% 2019[4]	14,415	14,772
WEA Finance LLC 3.25% 2020[4]	22,015	22,976
WEA Finance LLC 3.75% 2024[4]	11,180	11,823
Wells Fargo & Co. 2.10% 2021	30,000	30,174
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	71,606	76,246
		996,778
Telecommunication services 0.87%
Altice Financing SA 6.625% 2023[4]	8,005	8,050
Altice Finco SA 6.50% 2022[4]	700	724
Altice Finco SA, First Lien, 7.75% 2022[4]	13,100	13,338
Altice NV 5.50% 2026[4]	1,000	1,038
Altice NV 7.50% 2026[4]	3,000	3,038
Altice SA 7.625% 2025[4]	31,325	30,933
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,318
América Móvil, SAB de CV 8.46% 2036	147,200	7,771
AT&T Inc. 4.125% 2026	$22,845	24,934
AT&T Inc. 8.25% 2031	4,971	7,381
AT&T Inc. 4.50% 2035	13,440	14,241
AT&T Inc. 4.35% 2045	2,184	2,199
CenturyLink, Inc. 7.50% 2024	33,449	35,790
CenturyLink, Inc., Series T, 5.80% 2022	2,925	3,002
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	6,425	6,650
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	4,000	4,175
Deutsche Telekom International Finance BV 6.75% 2018	15,000	16,657
Frontier Communications Corp. 8.875% 2020	1,000	1,078
Frontier Communications Corp. 9.25% 2021	5,575	6,088
Frontier Communications Corp. 10.50% 2022	10,825	11,705
Frontier Communications Corp. 7.125% 2023	1,650	1,539
Frontier Communications Corp. 11.00% 2025	73,235	78,545
Intelsat Jackson Holding Co. 7.25% 2019	600	452
Intelsat Jackson Holding Co. 7.25% 2020	625	458
Ligado Networks, Term Loan, 9.75% 2020[7,8,9,11]	5,125	4,554
MetroPCS Wireless, Inc. 6.25% 2021	20,950	21,997
Numericable Group SA 6.00% 2022[4]	32,760	32,146
Numericable Group SA 7.375% 2026[4]	3,650	3,650
SBA Communications Corp. 2.877% 2046[4]	6,000	6,066
Sprint Capital Corp. 6.90% 2019	17,200	17,092
Sprint Nextel Corp. 8.375% 2017	22,875	23,761
Sprint Nextel Corp. 9.125% 2017	112,350	116,142
Sprint Nextel Corp. 7.00% 2020	6,500	6,206
Sprint Nextel Corp. 7.25% 2021	1,950	1,829
Sprint Nextel Corp. 11.50% 2021	158,585	175,236
Sprint Nextel Corp. 7.875% 2023	42,000	38,561
Sprint Nextel Corp. 7.125% 2024	3,000	2,685
T-Mobile US, Inc. 6.542% 2020	14,604	15,097
Capital Income Builder — Page 13 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.375% 2025	$8,275	$8,885
T-Mobile US, Inc. 6.50% 2026	45,275	49,203
Verizon Communications Inc. 2.183% 2016[7]	4,200	4,208
Verizon Communications Inc. 1.375% 2019	6,000	6,008
Verizon Communications Inc. 1.75% 2021	4,340	4,346
Verizon Communications Inc. 2.625% 2026	19,545	19,583
Verizon Communications Inc. 4.272% 2036	11,699	12,279
Verizon Communications Inc. 4.125% 2046	5,250	5,330
Verizon Communications Inc. 4.522% 2048	11,565	12,377
Vodafone Group PLC 5.625% 2017	10,450	10,721
Wind Acquisition SA 4.75% 2020[4]	9,300	9,306
Wind Acquisition SA 7.375% 2021[4]	6,350	6,334
		895,706
Health care 0.80%
AbbVie Inc. 2.50% 2020	35,335	36,309
AbbVie Inc. 2.30% 2021	11,485	11,707
AbbVie Inc. 3.20% 2022	5,015	5,274
AbbVie Inc. 2.85% 2023	3,055	3,125
AbbVie Inc. 3.20% 2026	17,925	18,429
AbbVie Inc. 4.45% 2046	14,665	15,677
Actavis Funding SCS 2.35% 2018	17,700	17,968
Actavis Funding SCS 3.00% 2020	6,830	7,114
Actavis Funding SCS 3.45% 2022	9,790	10,314
Actavis Funding SCS 3.80% 2025	36,170	38,521
Actavis Funding SCS 4.55% 2035	7,020	7,586
Actavis Funding SCS 4.75% 2045	15,930	17,734
Aetna Inc. 2.40% 2021	20,975	21,415
Aetna Inc. 2.80% 2023	3,280	3,382
Aetna Inc. 3.20% 2026	38,645	39,715
Aetna Inc. 4.25% 2036	6,475	6,731
AstraZeneca PLC 3.375% 2025	26,405	28,364
Baxalta Inc. 2.875% 2020	3,500	3,551
Baxalta Inc. 4.00% 2025	4,830	5,150
Becton, Dickinson and Co. 2.675% 2019	3,400	3,529
Becton, Dickinson and Co. 3.734% 2024	3,255	3,549
Becton, Dickinson and Co. 4.685% 2044	1,770	2,059
Biogen Inc. 5.20% 2045	4,500	5,407
Boston Scientific Corp. 2.85% 2020	11,470	11,877
Boston Scientific Corp. 6.00% 2020	8,075	9,195
Boston Scientific Corp. 3.375% 2022	5,300	5,552
Boston Scientific Corp. 3.85% 2025	4,000	4,308
Celgene Corp. 3.625% 2024	5,515	5,870
Celgene Corp. 3.875% 2025	31,730	34,500
Celgene Corp. 4.625% 2044	10,405	11,281
Celgene Corp. 5.00% 2045	1,695	1,982
Centene Corp. 5.75% 2017	3,175	3,282
Centene Corp. 5.625% 2021	4,830	5,114
Centene Corp. 4.75% 2022	7,730	8,000
Centene Corp. 6.125% 2024	1,350	1,454
Concordia Healthcare Corp. 9.50% 2022[4]	1,410	1,294
Concordia Healthcare Corp. 7.00% 2023[4]	560	465
DJO Finco Inc. 8.125% 2021[4]	3,675	3,363
EMD Finance LLC 2.40% 2020[4]	1,600	1,627
Capital Income Builder — Page 14 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 2.95% 2022[4]	$9,800	$10,124
EMD Finance LLC 3.25% 2025[4]	18,700	19,462
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	3,175	2,784
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	915	828
Express Scripts Inc. 4.80% 2046	5,250	5,631
Gilead Sciences, Inc. 3.05% 2016	18,215	18,355
Gilead Sciences, Inc. 3.25% 2022	1,780	1,901
Gilead Sciences, Inc. 3.65% 2026	3,490	3,813
HCA Inc. 3.75% 2019	1,915	1,992
HCA Inc. 6.50% 2020	5,000	5,519
HCA Inc. 5.00% 2024	5,500	5,789
HCA Inc. 5.25% 2025	4,000	4,290
HCA Inc. 5.25% 2026	4,175	4,436
Hologic, Inc. 5.25% 2022[4]	1,150	1,223
Humana Inc. 3.85% 2024	6,800	7,317
Humana Inc. 4.95% 2044	700	795
inVentiv Health Inc. 10.00% 2018[4,11]	10,278	10,490
inVentiv Health Inc. 10.00% 2018	1,256	1,251
inVentiv Health Inc. 10.00% 2018	837	833
inVentiv Health Inc., Term Loan B4, 7.75% 2018[7,8,9]	2,860	2,872
Johnson & Johnson 2.45% 2026	4,830	5,035
Kindred Healthcare, Inc. 8.00% 2020	1,875	1,927
Kindred Healthcare, Inc. 8.75% 2023	2,110	2,134
Kinetic Concepts, Inc. 10.50% 2018	7,085	7,271
Kinetic Concepts, Inc. 12.50% 2019	5,000	4,912
Kinetic Concepts, Inc. 7.875% 2021[4]	1,475	1,594
Laboratory Corporation of America Holdings 3.20% 2022	2,400	2,489
Laboratory Corporation of America Holdings 4.70% 2045	12,565	13,854
Mallinckrodt PLC 5.625% 2023[4]	4,195	4,048
McKesson Corp. 2.284% 2019	5,810	5,942
McKesson Corp. 3.796% 2024	2,640	2,882
MEDNAX, Inc. 5.25% 2023[4]	370	387
Medtronic, Inc. 2.50% 2020	14,015	14,602
Medtronic, Inc. 4.625% 2045	2,825	3,468
Merck & Co., Inc. 0.986% 2018[7]	30,000	30,126
Molina Healthcare, Inc. 5.375% 2022[4]	4,345	4,454
Mylan Laboratories Inc. 3.15% 2021[4]	7,500	7,747
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,492
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	2,075	1,774
Pfizer Inc. 0.953% 2018[7]	5,000	5,013
Pfizer Inc. 7.20% 2039	196	304
Quintiles Transnational Corp. 4.875% 2023[4]	3,285	3,376
St. Jude Medical, Inc. 2.80% 2020	2,645	2,746
Tenet Healthcare Corp. 6.75% 2023	1,815	1,754
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,265
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,615	1,716
Tenet Healthcare Corp., First Lien, 4.50% 2021	10,000	10,100
Teva Pharmaceutical Finance Company BV 2.20% 2021	18,855	18,987
Teva Pharmaceutical Finance Company BV 2.80% 2023	8,960	9,133
Teva Pharmaceutical Finance Company BV 3.15% 2026	9,540	9,770
Teva Pharmaceutical Finance Company BV 4.10% 2046	3,390	3,514
UnitedHealth Group Inc. 2.70% 2020	6,460	6,771
UnitedHealth Group Inc. 3.75% 2025	13,180	14,686
UnitedHealth Group Inc. 4.625% 2035	1,475	1,758
Capital Income Builder — Page 15 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 4.75% 2045	$2,455	$3,071
Valeant Pharmaceuticals International Inc. 5.50% 2023[4]	16,620	13,732
VPI Escrow Corp. 6.75% 2018[4]	17,914	17,645
VPI Escrow Corp. 6.375% 2020[4]	8,435	7,655
VRX Escrow Corp. 5.375% 2020[4]	3,465	3,108
VRX Escrow Corp. 5.875% 2023[4]	1,615	1,353
VRX Escrow Corp. 6.125% 2025[4]	1,110	924
WellPoint, Inc. 2.30% 2018	2,740	2,781
WellPoint, Inc. 2.25% 2019	2,000	2,039
Zimmer Holdings, Inc. 2.00% 2018	4,000	4,026
Zimmer Holdings, Inc. 2.70% 2020	5,500	5,623
Zimmer Holdings, Inc. 3.15% 2022	4,000	4,161
		822,628
Consumer discretionary 0.71%
21st Century Fox America, Inc. 4.95% 2045	5,950	7,092
Amazon.com, Inc. 4.95% 2044	4,250	5,354
Bayerische Motoren Werke AG 2.00% 2021[4]	15,000	15,268
Boyd Gaming Corp. 9.00% 2020	9,500	10,009
Boyd Gaming Corp. 6.375% 2026[4]	3,375	3,615
Burger King Corp. 4.625% 2022[4]	13,000	13,423
Burger King Corp. 6.00% 2022[4]	4,150	4,363
Cablevision Systems Corp. 7.75% 2018	18,475	19,838
CBS Corp. 1.95% 2017	8,000	8,056
CBS Outdoor Americas Inc. 5.25% 2022	1,500	1,554
CBS Outdoor Americas Inc. 5.625% 2024	799	846
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[4]	7,815	8,233
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[4]	6,175	6,715
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	800	847
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	37,910	41,948
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	3,275	3,426
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	4,575	4,838
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,775	1,775
Comcast Corp. 6.30% 2017	7,000	7,479
Comcast Corp. 2.35% 2027	7,635	7,668
Comcast Corp. 4.75% 2044	5,905	7,168
Cumulus Media Holdings Inc. 7.75% 2019	5,030	2,138
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	2,045	1,453
Daimler Finance NA LLC 2.70% 2020[4]	1,500	1,560
DaimlerChrysler North America Holding Corp. 1.497% 2018[4,7]	1,500	1,504
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	16,750	16,862
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	6,750	7,177
Delta 2 (Formula One), Term Loan B, 7.75% 2022[7,8,9]	2,725	2,686
DISH DBS Corp. 7.875% 2019	7,000	7,753
Family Tree Escrow LLC 5.25% 2020[4]	575	601
Family Tree Escrow LLC 5.75% 2023[4]	11,175	12,125
Federated Department Stores, Inc. 6.90% 2029	3,177	3,577
Ford Motor Co. 4.75% 2043	750	830
Ford Motor Credit Co. 8.00% 2016	2,000	2,051
Ford Motor Credit Co. 4.25% 2017	5,000	5,074
Ford Motor Credit Co. 2.375% 2018	2,500	2,530
Ford Motor Credit Co. 2.597% 2019	810	828
Ford Motor Credit Co. 3.20% 2021	10,000	10,401
Ford Motor Credit Co. 3.219% 2022	4,390	4,561
Capital Income Builder — Page 16 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.664% 2024	$1,000	$1,045
Ford Motor Credit Co. 4.134% 2025	15,000	16,083
Gannett Co., Inc. 5.125% 2019	1,385	1,433
Gannett Co., Inc. 4.875% 2021[4]	435	452
Gannett Co., Inc. 5.50% 2024[4]	1,500	1,577
General Motors Co. 4.00% 2025	1,340	1,387
General Motors Financial Co. 6.75% 2018	1,500	1,631
General Motors Financial Co. 3.70% 2020	15,890	16,488
General Motors Financial Co. 3.20% 2021	5,000	5,083
General Motors Financial Co. 4.375% 2021	5,000	5,365
General Motors Financial Co. 3.45% 2022	3,170	3,240
General Motors Financial Co. 3.70% 2023	2,730	2,794
General Motors Financial Co. 4.30% 2025	12,500	13,110
General Motors Financial Co. 5.25% 2026	1,100	1,231
Goodyear Tire & Rubber Co. 5.00% 2026	2,775	2,931
Hilton Worldwide Finance LLC 5.625% 2021	1,800	1,866
Home Depot, Inc. 4.40% 2021	10,000	11,288
International Game Technology 6.25% 2022[4]	2,800	2,947
Li & Fung Ltd. 6.00% (undated)	28,831	30,200
Limited Brands, Inc. 8.50% 2019	3,006	3,525
Limited Brands, Inc. 7.00% 2020	2,994	3,458
Limited Brands, Inc. 6.875% 2035	2,575	2,744
Lowe’s Companies, Inc. 2.50% 2026	3,545	3,641
Marks and Spencer Group PLC 6.25% 2017[4]	6,729	7,104
Marriott International, Inc., Series I, 6.375% 2017	5,250	5,475
McDonald’s Corp. 2.75% 2020	765	802
McDonald’s Corp. 3.70% 2026	10,895	11,968
McDonald’s Corp. 4.70% 2035	3,000	3,488
McDonald’s Corp. 4.875% 2045	5,700	6,846
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[7,8,9]	3,610	3,633
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[4]	525	553
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	1,000	1,034
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	6,875	7,219
MGM Resorts International 6.75% 2020	2,025	2,248
MGM Resorts International 7.75% 2022	12,700	14,674
Michaels Stores, Inc. 5.875% 2020[4]	725	755
NBC Universal Enterprise, Inc. 1.365% 2018[4,7]	13,105	13,186
NBC Universal Enterprise, Inc. 5.25% 2049[4]	9,635	10,146
NCL Corp. Ltd. 5.25% 2019[4]	900	925
Needle Merger Sub Corp. 8.125% 2019[4]	4,350	4,268
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	2,150	1,833
Neiman Marcus Group LTD Inc. 8.75% 2021[4,11]	3,955	3,144
Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	6,322	5,966
Newell Rubbermaid Inc. 2.60% 2019	6,445	6,633
Newell Rubbermaid Inc. 3.15% 2021	15,055	15,814
Newell Rubbermaid Inc. 3.85% 2023	11,275	12,071
Newell Rubbermaid Inc. 4.20% 2026	23,785	26,033
Newell Rubbermaid Inc. 5.50% 2046	17,145	21,360
NIKE, Inc. 3.875% 2045	12,145	13,820
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[7,8,9]	9,452	9,507
PETsMART, Inc. 7.125% 2023[4]	7,100	7,446
Playa Resorts Holding BV 8.00% 2020[4]	6,600	6,740
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	725	783
Schaeffler Finance BV 4.75% 2021[4]	5,000	5,194
Capital Income Builder — Page 17 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Schaeffler Holding Finance BV 6.75% 2022[4,11]	$3,008	$3,339
Starbucks Corp. 2.10% 2021	1,290	1,330
Starbucks Corp. 2.70% 2022	2,675	2,827
Starbucks Corp. 4.30% 2045	3,565	4,331
Tenneco Inc. 5.00% 2026	7,475	7,662
Thomson Reuters Corp. 1.30% 2017	2,455	2,457
Thomson Reuters Corp. 1.65% 2017	2,880	2,892
Thomson Reuters Corp. 4.30% 2023	2,085	2,297
Thomson Reuters Corp. 5.65% 2043	2,375	2,877
Time Warner Cable Inc. 5.00% 2020	10,000	10,945
Time Warner Inc. 4.85% 2045	2,250	2,614
Under Armour, Inc. 3.25% 2026	8,500	8,674
Univision Communications Inc. 8.50% 2021[4]	1,469	1,542
Univision Communications Inc. 6.75% 2022[4]	10,000	10,725
Univision Communications Inc. 5.125% 2025[4]	2,500	2,581
Volkswagen Group of America Finance, LLC 1.25% 2017[4]	5,930	5,914
Volkswagen Group of America Finance, LLC 2.40% 2020[4]	4,070	4,114
Warner Music Group 6.00% 2021[4]	775	809
Warner Music Group 5.625% 2022[4]	6,475	6,726
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	1,675	1,724
Wynn Macau, Ltd. 5.25% 2021[4]	1,000	1,010
YUM! Brands, Inc. 5.00% 2024[4]	3,090	3,237
YUM! Brands, Inc. 5.25% 2026[4]	1,545	1,639
ZF Friedrichshafen AG 4.50% 2022[4]	7,395	7,700
ZF Friedrichshafen AG 4.75% 2025[4]	8,000	8,390
		735,769
Utilities 0.47%
AES Corp. 8.00% 2020	2,900	3,422
AES Corp. 7.375% 2021	7,000	7,980
AES Corp. 6.00% 2026	1,250	1,319
Calpine Corp. 6.00% 2022[4]	350	367
Calpine Corp. 5.375% 2023	2,925	2,932
Calpine Corp. 7.875% 2023[4]	1,123	1,193
Calpine Corp. 5.875% 2024[4]	5,000	5,287
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	25,200
CMS Energy Corp. 8.75% 2019	2,060	2,475
CMS Energy Corp. 5.05% 2022	8,103	9,231
CMS Energy Corp. 3.875% 2024	14,250	15,697
CMS Energy Corp. 3.60% 2025	10,475	11,276
CMS Energy Corp. 3.00% 2026	8,498	8,814
CMS Energy Corp. 4.70% 2043	3,933	4,582
Commonwealth Edison Company 3.65% 2046	10,000	10,553
Consumers Energy Co. 5.65% 2020	4,058	4,675
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,533
Dominion Resources, Inc. 2.962% 2019	3,000	3,083
Dominion Resources, Inc. 4.104% 2021	13,687	14,655
Duke Energy Corp. 3.75% 2024	2,490	2,720
Dynegy Finance Inc. 6.75% 2019	2,520	2,580
Dynegy Finance Inc. 7.375% 2022	2,290	2,261
Dynegy Finance Inc. 7.625% 2024	2,570	2,525
Electricité de France SA 4.95% 2045[4]	6,415	7,360
Emera Inc. 6.75% 2076	16,000	17,276
Emera US Finance LP 2.15% 2019[4]	2,590	2,629
Capital Income Builder — Page 18 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Emera US Finance LP 2.70% 2021[4]	$8,000	$8,202
Emera US Finance LP 3.55% 2026[4]	3,300	3,473
Entergy Corp. 4.70% 2017	6,500	6,582
Entergy Louisiana, LLC 3.30% 2022	3,260	3,465
Eversource Energy 2.375% 2022	2,014	2,058
Eversource Energy 2.70% 2026	7,898	8,133
Exelon Corp. 2.45% 2021	2,499	2,554
Exelon Corp. 3.95% 2025	9,536	10,400
Exelon Corp. 3.40% 2026	5,150	5,431
Exelon Corp. 4.95% 2035	1,124	1,309
Exelon Corp. 4.45% 2046	4,840	5,352
FirstEnergy Corp. 7.375% 2031	684	885
FirstEnergy Corp., Series B, 4.25% 2023	8,488	9,033
Mississippi Power Co. 4.25% 2042	2,781	2,618
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	1,428	1,642
NRG Energy, Inc. 6.625% 2023	2,000	2,020
NRG Energy, Inc. 7.25% 2026[4]	3,825	3,944
NRG Energy, Inc. 6.625% 2027[4]	1,025	1,015
NV Energy, Inc 6.25% 2020	18,664	22,177
Ohio Power Co., Series G, 6.60% 2033	3,178	4,155
Ohio Power Co., Series D, 6.60% 2033	704	914
Pacific Gas and Electric Co. 3.25% 2021	3,000	3,216
Pacific Gas and Electric Co. 2.45% 2022	1,572	1,616
Pacific Gas and Electric Co. 3.25% 2023	10,000	10,712
Pacific Gas and Electric Co. 3.85% 2023	2,431	2,697
Pacific Gas and Electric Co. 3.40% 2024	4,931	5,359
Pacific Gas and Electric Co. 3.75% 2024	602	667
Pacific Gas and Electric Co. 2.95% 2026	640	673
Pacific Gas and Electric Co. 3.75% 2042	1,061	1,116
Pacific Gas and Electric Co. 4.25% 2046	3,015	3,469
Pennsylvania Electric Co. 6.05% 2017	3,000	3,138
PPL Capital Funding, Inc. 3.10% 2026	10,000	10,229
Progress Energy, Inc. 7.05% 2019	10,150	11,537
Progress Energy, Inc. 7.00% 2031	10,000	13,633
Progress Energy, Inc. 7.75% 2031	6,042	8,584
Public Service Co. of Colorado 5.80% 2018	4,850	5,297
Public Service Co. of Colorado 5.125% 2019	1,309	1,453
Puget Sound Energy, Inc., First Lien, 6.50% 2020	8,815	10,265
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,010	10,342
Puget Sound Energy Inc. 3.65% 2025	9,902	10,403
Sierra Pacific Power Co. 2.60% 2026[4]	15,750	16,159
Southern Co. 2.35% 2021	12,500	12,788
Southern Co. 3.25% 2026	3,250	3,416
Tampa Electric Co. 5.40% 2021	1,987	2,272
Tampa Electric Co. 2.60% 2022	1,803	1,867
Teco Finance, Inc. 5.15% 2020	17,285	19,181
Texas Competitive Electric Holdings, Term Loan B, 5.00% 2023[7,8,9]	4,926	4,949
Texas Competitive Electric Holdings, Term Loan C, 5.00% 2023[7,8,9]	1,124	1,129
Virginia Electric and Power Co. 3.45% 2024	1,860	2,022
Xcel Energy Inc 2.40% 2021	7,732	7,962
Xcel Energy Inc. 3.30% 2025	9,850	10,532
Xcel Energy Inc. 6.50% 2036	10,000	13,892
		487,562
Capital Income Builder — Page 19 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.40%	Principal amount (000)	Value (000)
Altria Group, Inc. 9.25% 2019	$3,834	$4,717
Altria Group, Inc. 2.625% 2020	4,340	4,532
Altria Group, Inc. 4.75% 2021	1,500	1,722
Altria Group, Inc. 2.95% 2023	3,800	4,001
Altria Group, Inc. 4.00% 2024	3,000	3,391
Altria Group, Inc. 4.25% 2042	4,000	4,589
Altria Group, Inc. 5.375% 2044	3,375	4,465
Anheuser-Busch InBev NV 6.875% 2019	16,000	18,728
Anheuser-Busch InBev NV 2.65% 2021	3,275	3,397
Anheuser-Busch InBev NV 3.30% 2023	7,140	7,538
Anheuser-Busch InBev NV 3.65% 2026	33,235	35,673
Anheuser-Busch InBev NV 4.90% 2046	5,670	6,975
Coca-Cola Co. 1.80% 2016	500	501
Coca-Cola Co. 3.30% 2021	2,000	2,187
Constellation Brands, Inc. 3.875% 2019	3,500	3,711
CVS Health Corp. 2.125% 2021	10,260	10,475
CVS Health Corp. 2.875% 2026	6,430	6,635
Kraft Heinz Co. 4.375% 2046[4]	6,120	6,692
Kroger Co. 6.40% 2017	31,300	32,976
Molson Coors Brewing Co. 1.45% 2019	1,245	1,253
Molson Coors Brewing Co. 2.10% 2021	5,000	5,075
Molson Coors Brewing Co. 3.00% 2026	13,920	14,249
Molson Coors Brewing Co. 4.20% 2046	955	1,009
Pernod Ricard SA 2.95% 2017[4]	12,000	12,083
Pernod Ricard SA 4.45% 2022[4]	13,975	15,475
Philip Morris International Inc. 1.875% 2021	2,170	2,205
Philip Morris International Inc. 3.60% 2023	4,545	5,058
Philip Morris International Inc. 2.75% 2026	1,915	2,000
Philip Morris International Inc. 3.875% 2042	4,500	4,868
Philip Morris International Inc. 4.25% 2044	2,000	2,273
Reynolds American Inc. 2.30% 2018	2,645	2,693
Reynolds American Inc. 3.25% 2020	7,355	7,786
Reynolds American Inc. 4.00% 2022	4,500	4,945
Reynolds American Inc. 4.45% 2025	40,250	45,525
Reynolds American Inc. 5.70% 2035	2,315	2,927
Reynolds American Inc. 6.15% 2043	1,135	1,532
Reynolds American Inc. 5.85% 2045	27,750	36,803
SABMiller Holdings Inc. 2.45% 2017[4]	14,815	14,920
Unilever Capital Corp. 1.375% 2021	7,500	7,496
Walgreens Boots Alliance, Inc. 2.60% 2021	6,695	6,874
Walgreens Boots Alliance, Inc. 3.10% 2023	4,505	4,662
Walgreens Boots Alliance, Inc. 3.45% 2026	9,725	10,211
Walgreens Boots Alliance, Inc. 4.65% 2046	1,250	1,413
WM. Wrigley Jr. Co 2.40% 2018[4]	4,075	4,159
WM. Wrigley Jr. Co 2.90% 2019[4]	2,000	2,078
WM. Wrigley Jr. Co 3.375% 2020[4]	29,685	31,732
		414,209
Materials 0.29%
ArcelorMittal 10.85% 2019	10,750	12,685
ArcelorMittal 7.25% 2022	20,500	22,550
Ball Corp. 4.375% 2020	1,225	1,314
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,447
Chemours Co. 6.625% 2023	2,400	2,082
Capital Income Builder — Page 20 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Chemours Co. 7.00% 2025	$2,790	$2,385
E.I. du Pont de Nemours and Co. 5.25% 2016	826	838
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	10,255
Ecolab Inc. 3.00% 2016	8,725	8,790
Ecolab Inc. 4.35% 2021	1,500	1,697
First Quantum Minerals Ltd. 6.75% 2020[4]	7,188	6,652
First Quantum Minerals Ltd. 7.00% 2021[4]	23,782	21,340
First Quantum Minerals Ltd. 7.25% 2022[4]	72,600	64,432
FMG Resources 4.25% 2019[7,8,9]	4,589	4,504
FMG Resources 9.75% 2022[4]	5,500	6,188
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,000	4,300
Freeport-McMoRan Inc. 6.875% 2023	15,000	14,587
Georgia Gulf Corp. 4.875% 2023	2,500	2,580
Glencore Funding LLC 4.00% 2025[4]	4,160	3,903
LSB Industries, Inc. 7.75% 2019	170	176
Monsanto Co. 2.75% 2021	515	532
Monsanto Co. 4.40% 2044	300	309
Mosaic Co. 4.25% 2023	1,700	1,842
Owens-Illinois, Inc. 5.875% 2023[4]	4,970	5,352
Owens-Illinois, Inc. 6.375% 2025[4]	4,130	4,538
Platform Specialty Products Corp. 10.375% 2021[4]	4,300	4,332
Platform Specialty Products Corp. 6.50% 2022[4]	200	175
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	439
Rayonier Advanced Materials Inc. 5.50% 2024[4]	2,545	2,219
Reynolds Group Inc. 9.875% 2019	203	209
Reynolds Group Inc. 5.75% 2020	9,000	9,315
Reynolds Group Inc. 6.875% 2021	3,000	3,120
Ryerson Inc. 11.25% 2018	154	150
Ryerson Inc. 11.00% 2022[4]	6,851	7,485
Summit Materials, Inc. 6.125% 2023	700	709
Teck Resources Ltd. 8.00% 2021[4]	1,350	1,445
Tembec Industries Inc. 9.00% 2019[4]	1,055	831
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	2,020	2,141
Vale Overseas Ltd. 6.875% 2036	8,150	7,885
Vale Overseas Ltd. 6.875% 2039	40,280	38,568
Vale SA 5.625% 2042	470	403
Yara International ASA 7.875% 2019[4]	2,225	2,571
Zekelman Industries Inc. 9.875% 2023[4]	1,240	1,305
Zekelman Industries Inc., Term Loan B, 6.00% 2021[7,8,9]	1,000	1,006
		301,586
Industrials 0.26%
ADS Waste Escrow 8.25% 2020	1,275	1,326
AerCap Holdings NV 2.75% 2017	3,250	3,277
American Airlines, Inc., 5.50% 2019[4]	3,500	3,588
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[9]	399	439
ARAMARK Corp. 5.125% 2024	11,000	11,385
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,125	3,878
BNSF Funding Trust I 6.613% 2055	6,700	7,638
Builders Firstsource 7.625% 2021[4]	2,642	2,802
Builders Firstsource 10.75% 2023[4]	6,025	6,718
Canadian National Railway Co. 3.20% 2046	2,960	2,961
Canadian National Railway Co. 5.55% 2018	25,000	26,848
CEVA Group PLC 7.00% 2021[4]	1,850	1,559
Capital Income Builder — Page 21 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CEVA Group PLC 9.00% 2021[4]	$775	$612
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[7,8,9]	515	429
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[7,8,9]	732	610
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[7,8,9]	531	442
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[7,8,9]	91	76
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	1,094	1,128
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	797	814
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	2,483	2,644
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	7,037	7,686
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	5,952	6,663
Corporate Risk Holdings LLC 9.50% 2019[4]	6,538	6,195
DAE Aviation Holdings, Inc. 10.00% 2023[4]	4,575	4,758
Deck Chassis Acquisition Inc. 10.00% 2023[4]	5,500	5,789
ERAC USA Finance Co. 2.60% 2021[4]	5,250	5,405
European Aeronautic Defence and Space Company 2.70% 2023[4]	5,335	5,563
Gardner Denver, Inc., Term Loan B, 4.25% 2020[7,8,9]	5,894	5,619
Gates Global LLC 6.00% 2022[4]	8,950	8,189
Gates Global LLC, Term Loan B, 4.25% 2021[7,8,9]	9,950	9,771
General Electric Capital Corp. 2.342% 2020	5,984	6,211
General Electric Corp. 5.25% 2017	12,500	13,232
HD Supply, Inc. 7.50% 2020	1,000	1,046
HD Supply, Inc. 5.25% 2021[4]	3,325	3,533
HDTFS Inc. 6.75% 2019	13,500	13,770
KLX Inc. 5.875% 2022[4]	1,780	1,811
LMI Aerospace Inc. 7.375% 2019	2,550	2,607
Lockheed Martin Corp. 1.85% 2018	3,370	3,426
Lockheed Martin Corp. 2.50% 2020	8,340	8,676
Lockheed Martin Corp. 3.10% 2023	2,370	2,524
Lockheed Martin Corp. 3.55% 2026	7,820	8,614
Lockheed Martin Corp. 4.50% 2036	2,320	2,719
Lockheed Martin Corp. 4.70% 2046	8,085	9,872
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	750	781
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	3,825	3,959
Nortek Inc. 8.50% 2021	1,500	1,575
R.R. Donnelley & Sons Co. 7.875% 2021	3,475	3,788
Republic Services, Inc. 3.80% 2018	2,500	2,611
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	4,225	3,570
TransDigm Inc. 5.50% 2020	17,400	17,922
United Rentals, Inc. 5.875% 2026	1,675	1,748
Waste Management, Inc. 2.60% 2016	4,445	4,451
Watco Companies 6.375% 2023[4]	1,735	1,744
		265,002
Information technology 0.16%
Apple Inc. 1.55% 2021	12,130	12,154
Apple Inc. 2.45% 2026	15,000	14,993
Apple Inc. 3.85% 2046	7,005	7,104
Apple Inc. 4.65% 2046	2,000	2,281
Blackboard Inc., Term Loan B, 4.75% 2018[7,8,9]	350	344
First Data Corp. 6.75% 2020[4]	5,255	5,482
First Data Corp. 7.00% 2023[4]	5,150	5,324
First Data Corp. 5.00% 2024[4]	13,525	13,677
First Data Corp. 5.75% 2024[4]	775	785
Harris Corp. 2.70% 2020	1,530	1,568
Capital Income Builder — Page 22 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Harris Corp. 3.832% 2025	$815	$880
Harris Corp. 4.854% 2035	3,050	3,420
Harris Corp. 5.054% 2045	3,360	4,000
Infor Inc. 5.75% 2020[4]	1,475	1,562
International Business Machines Corp. 3.375% 2023	5,000	5,441
Microsoft Corp. 4.45% 2045	10,740	12,426
National Semiconductor Corp. 6.60% 2017	10,000	10,493
NXP BV and NXP Funding LLC 4.125% 2020[4]	4,000	4,130
NXP BV and NXP Funding LLC 4.125% 2021[4]	6,325	6,562
Oracle Corp. 1.260% 2019[7]	5,000	5,035
Oracle Corp. 1.90% 2021	31,000	31,169
Oracle Corp. 2.65% 2026	3,450	3,486
Oracle Corp. 4.125% 2045	2,525	2,648
Oracle Corp. 4.00% 2046	2,250	2,338
Samsung Electronics America, Inc. 1.75% 2017[4]	2,350	2,358
Western Digital Corp. 7.375% 2023[4]	1,325	1,446
Western Digital Corp. 10.50% 2024[4]	1,000	1,130
Western Digital Corp., Term Loan B, 6.25% 2023[7,8,9]	2,000	2,023
		164,259
Total corporate bonds & notes		6,162,361
Mortgage-backed obligations 2.83%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.543% 2049[7,9]	3,525	3,587
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.922% 2034[7,9]	44	43
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 3.049% 2034[7,9]	1,079	1,062
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[7,9]	200	208
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7,9]	4,320	4,499
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.140% 2049[7,9]	5,000	5,213
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[9]	3,656	3,653
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.739% 2043[4,7,9]	2,250	2,247
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[9]	2,000	2,195
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,9]	4,000	4,234
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[9]	277	303
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[9]	171	189
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[9]	219	237
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[9]	14,305	14,308
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.603% 2049[7,9]	117	119
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[4,9]	2,000	2,236
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,9]	374	378
Fannie Mae 4.50% 2020[9]	521	542
Fannie Mae 6.00% 2021[9]	670	727
Fannie Mae 5.00% 2023[9]	1,434	1,558
Fannie Mae 4.50% 2024[9]	7,303	7,764
Fannie Mae 4.50% 2024[9]	1,742	1,852
Fannie Mae 6.00% 2024[9]	2,678	3,056
Fannie Mae 6.00% 2024[9]	21	23
Fannie Mae 6.00% 2026[9]	9,835	11,223
Fannie Mae 6.00% 2027[9]	13,894	15,854
Fannie Mae 5.50% 2033[9]	401	453
Fannie Mae 3.50% 2035[9]	44,432	47,294
Fannie Mae 3.50% 2035[9]	4,419	4,704
Fannie Mae 6.00% 2036[9]	6,641	7,643
Fannie Mae 6.00% 2036[9]	4,754	5,471
Capital Income Builder — Page 23 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2036[9]	$3,269	$3,761
Fannie Mae 6.00% 2036[9]	2,637	3,035
Fannie Mae 6.00% 2036[9]	1,128	1,300
Fannie Mae 5.50% 2037[9]	432	489
Fannie Mae 6.50% 2037[9]	1,846	2,139
Fannie Mae 6.50% 2037[9]	316	341
Fannie Mae 6.50% 2037[9]	266	308
Fannie Mae 6.50% 2037[9]	169	182
Fannie Mae 7.00% 2037[9]	4,081	4,865
Fannie Mae 7.00% 2037[9]	363	427
Fannie Mae 7.50% 2037[9]	616	697
Fannie Mae 7.50% 2037[9]	280	317
Fannie Mae 7.50% 2037[9]	260	295
Fannie Mae 7.50% 2037[9]	121	130
Fannie Mae 5.161% 2038[7,9]	183	194
Fannie Mae 5.50% 2038[9]	4,073	4,653
Fannie Mae 5.50% 2038[9]	3,097	3,538
Fannie Mae 5.50% 2038[9]	1,439	1,644
Fannie Mae 5.50% 2038[9]	749	856
Fannie Mae 5.50% 2038[9]	397	445
Fannie Mae 6.00% 2038[9]	2,063	2,358
Fannie Mae 7.00% 2038[9]	94	111
Fannie Mae 2.63% 2039[7,9]	801	846
Fannie Mae 2.703% 2039[7,9]	1,283	1,361
Fannie Mae 3.07% 2039[7,9]	884	942
Fannie Mae 5.50% 2039[9]	302	340
Fannie Mae 4.00% 2040[9]	826	900
Fannie Mae 6.00% 2040[9]	15,113	17,244
Fannie Mae 4.00% 2041[9]	1,346	1,469
Fannie Mae 4.00% 2041[9]	827	902
Fannie Mae 4.00% 2041[9]	623	679
Fannie Mae 4.00% 2041[9]	426	468
Fannie Mae 5.00% 2041[9]	13,087	14,517
Fannie Mae 6.00% 2041[9]	10,608	12,189
Fannie Mae 4.00% 2042[9]	32,180	35,066
Fannie Mae 4.00% 2042[9]	18,995	20,693
Fannie Mae 4.00% 2042[9]	6,518	7,112
Fannie Mae 4.00% 2042[9]	4,535	4,941
Fannie Mae 4.00% 2042[9]	2,619	2,841
Fannie Mae 4.00% 2042[9]	2,215	2,415
Fannie Mae 4.00% 2043[9]	21,980	23,952
Fannie Mae 4.00% 2043[9]	18,243	19,966
Fannie Mae 4.50% 2043[9]	7,091	7,728
Fannie Mae 4.50% 2043[9]	4,794	5,223
Fannie Mae 4.50% 2043[9]	3,346	3,650
Fannie Mae 4.00% 2044[9]	8,817	9,549
Fannie Mae 4.00% 2044[9]	8,222	8,904
Fannie Mae 4.00% 2045[9]	122,227	131,119
Fannie Mae 4.00% 2045[9]	103,308	110,825
Fannie Mae 3.50% 2046[9]	3,008	3,215
Fannie Mae 4.00% 2046[9]	128,757	138,102
Fannie Mae 4.00% 2046[9,12]	50,000	53,549
Fannie Mae 4.00% 2046[9,12]	38,600	41,377
Fannie Mae 4.00% 2046[9]	8,114	8,798
Fannie Mae 4.00% 2046[9]	7,230	7,582
Capital Income Builder — Page 24 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2046[9]	$5,983	$6,459
Fannie Mae 4.00% 2046[9]	5,950	6,452
Fannie Mae 4.00% 2046[9]	5,605	6,033
Fannie Mae 7.00% 2047[9]	60	69
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[9]	18	19
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[9]	1,675	1,716
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[9]	734	833
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[9]	2,226	2,046
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[9]	1,646	1,522
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[9]	468	429
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[9]	298	277
Fannie Mae, Series 2006-65, Class PF, 0.768% 2036[7,9]	2,132	2,127
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	98	114
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	97	114
Freddie Mac 5.50% 2023[9]	1,301	1,413
Freddie Mac 5.50% 2027[9]	2,929	3,274
Freddie Mac 3.50% 2034[9]	1,574	1,676
Freddie Mac 3.50% 2035[9]	45,545	48,529
Freddie Mac 3.50% 2035[9]	43,250	46,079
Freddie Mac 3.50% 2035[9]	37,849	40,321
Freddie Mac 3.50% 2035[9]	18,920	20,160
Freddie Mac 3.50% 2035[9]	9,697	10,332
Freddie Mac 3.50% 2035[9]	8,030	8,555
Freddie Mac 3.50% 2035[9]	554	589
Freddie Mac 3.50% 2036[9]	30,385	32,378
Freddie Mac 5.00% 2038[9]	1,923	2,163
Freddie Mac 5.50% 2038[9]	4,060	4,559
Freddie Mac 5.00% 2039[9]	15,906	17,524
Freddie Mac 4.00% 2040[9]	2,150	2,327
Freddie Mac 6.00% 2040[9]	151	172
Freddie Mac 4.50% 2041[9]	23,514	25,695
Freddie Mac 4.50% 2041[9]	995	1,089
Freddie Mac 5.00% 2041[9]	354	394
Freddie Mac 5.50% 2041[9]	7,361	8,281
Freddie Mac 4.00% 2042[9]	19,288	20,704
Freddie Mac 4.50% 2043[9]	2,804	3,060
Freddie Mac 3.50% 2045[9]	47,575	51,020
Freddie Mac 3.50% 2046[9]	75,012	79,419
Freddie Mac 3.50% 2046[9]	24,284	25,861
Freddie Mac 3.50% 2046[9]	9,922	10,568
Freddie Mac 4.00% 2046[9]	61,353	65,705
Freddie Mac 4.00% 2046[9]	5,145	5,517
Freddie Mac 4.00% 2046[9]	1,965	2,105
Freddie Mac 6.50% 2047[9]	417	475
Freddie Mac, Series 2890, Class KT, 4.50% 2019[9]	836	863
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	8,590	9,232
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[9]	18,009	18,659
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[9]	10,110	10,509
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	41,420	43,118
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[9]	5,965	6,274
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[9]	11,565	12,301
Freddie Mac, Series K722, Class A2, multifamily 2.406% 2023[9]	8,000	8,357
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[9]	3,717	3,902
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[7,9]	9,380	10,257
Freddie Mac, Series 2642, Class BL, 3.50% 2023[9]	501	513
Capital Income Builder — Page 25 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2626, Class NG, 3.50% 2023[9]	$79	$80
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,9]	10,000	11,143
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	28,910	31,518
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	71,090	76,004
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[9]	871	822
Freddie Mac, Series K056, Class A2, multifamily 2.525% 2026[2,9]	15,640	16,266
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[9]	17,000	17,927
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[9]	3,000	3,184
Freddie Mac, Series 2122, Class QM, 6.25% 2029[9]	2,057	2,290
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[9]	2,939	2,810
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[9]	1,804	1,640
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[9]	940	902
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[9]	976	893
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[9]	844	784
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[9]	510	481
Government National Mortgage Assn. 4.50% 2037[9]	2,920	3,219
Government National Mortgage Assn. 6.00% 2039[9]	4,010	4,632
Government National Mortgage Assn. 6.50% 2039[9]	548	631
Government National Mortgage Assn. 3.50% 2040[9]	343	367
Government National Mortgage Assn. 5.00% 2040[9]	3,612	3,935
Government National Mortgage Assn. 5.50% 2040[9]	5,090	5,713
Government National Mortgage Assn. 4.50% 2041[9]	3,903	4,194
Government National Mortgage Assn. 5.00% 2041[9]	4,815	5,234
Government National Mortgage Assn. 6.50% 2041[9]	2,279	2,731
Government National Mortgage Assn. 4.50% 2043[9]	23,882	25,568
Government National Mortgage Assn. 4.50% 2043[9]	2,465	2,643
Government National Mortgage Assn. 4.50% 2043[9]	2,285	2,450
Government National Mortgage Assn. 4.50% 2044[9]	108	116
Government National Mortgage Assn. 4.00% 2045[9]	283,025	302,432
Government National Mortgage Assn. 4.00% 2045[9]	90,530	96,738
Government National Mortgage Assn. 4.00% 2045[9]	41,990	44,847
Government National Mortgage Assn. 4.50% 2045[9]	102,220	110,143
Government National Mortgage Assn. 4.50% 2045[9]	79,847	85,550
Government National Mortgage Assn. 4.50% 2045[9]	31,801	34,068
Government National Mortgage Assn. 4.50% 2045[9]	21,504	23,045
Government National Mortgage Assn. 4.50% 2045[9]	18,294	19,608
Government National Mortgage Assn. 4.50% 2045[9]	14,052	15,061
Government National Mortgage Assn. 4.50% 2045[9]	8,411	9,012
Government National Mortgage Assn. 4.50% 2045[9]	2,039	2,186
Government National Mortgage Assn. 4.00% 2046[9]	217,662	232,602
Government National Mortgage Assn. 4.00% 2046[9,12]	2,490	2,659
Government National Mortgage Assn. 5.816% 2058[9]	1,657	1,693
Government National Mortgage Assn. 6.172% 2058[9]	223	228
Government National Mortgage Assn. 6.205% 2058[9]	1,114	1,148
Government National Mortgage Assn. 6.22% 2058[9]	187	191
Government National Mortgage Assn. 4.587% 2061[9]	2,572	2,697
Government National Mortgage Assn. 4.528% 2062[9]	6,821	7,213
Government National Mortgage Assn. 4.625% 2062[9]	2,924	3,101
Government National Mortgage Assn. 4.903% 2062[9]	3,980	4,187
Government National Mortgage Assn. 4.76% 2064[9]	1,459	1,521
Government National Mortgage Assn. 5.04% 2064[9]	834	867
Government National Mortgage Assn. 5.041% 2064[9]	876	911
Government National Mortgage Assn. 5.057% 2064[9]	920	955
Government National Mortgage Assn. 5.027% 2065[9]	841	874
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[9]	2,316	2,121
Capital Income Builder — Page 26 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[9]	$1,532	$1,402
Government National Mortgage Assn., Series 2003, 6.116% 2058[9]	251	258
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	9,159	9,242
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[4,7,9]	1,685	1,903
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[9]	1,000	1,091
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[4,9]	10,975	11,100
Hilton USA Trust, Series 2013-HLF, Class BFX, 3.367% 2030[4,9]	11,750	11,811
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[4,9]	14,635	14,715
Hilton USA Trust, Series 2013-HLF, Class DFX, 4.407% 2030[4,9]	5,060	5,089
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A-1-A, 5.546% 2045[9]	1,427	1,426
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[9]	100	101
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A-1-A, 5.431% 2047[7,9]	5,555	5,606
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A-1-A, 5.439% 2049[9]	7,066	7,171
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A-4, 5.699% 2049[7,9]	9,308	9,497
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A-1-A, 5.85% 2051[7,9]	4,646	4,792
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.158% 2045[7,9]	5,335	5,610
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[9]	13,880	13,927
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[9]	750	808
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[9]	500	538
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[4,9]	1,677	1,880
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,7,9]	100	113
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,9]	8,000	8,151
		2,925,629
Asset-backed obligations 0.63%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,9]	500	502
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,9]	12,345	12,611
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,9]	12,500	12,619
Aesop Funding LLC, Series 2016-1-A, Class A, 2.99% 2022[4,9]	4,010	4,138
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	19,870	19,972
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	5,895	5,897
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[9]	2,355	2,360
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[9]	1,280	1,313
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[4,9]	7,536	7,548
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[4,9]	1,644	1,643
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[4,9]	1,379	1,389
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,9]	7,501	7,502
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[2,4,7,9]	44,907	43,870
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[2,4,7,9]	14,385	13,873
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[9]	22,100	22,105
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[9]	1,303	1,310
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[4,9]	8,552	8,550
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[4,9]	11,122	11,119
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[4,9]	5,795	5,875
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[9]	75	76
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,9]	716	721
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[4,9]	1,924	1,923
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[4,9]	7,100	7,102
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[4,9]	3,125	3,133
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,9]	1,500	1,506
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,9]	2,395	2,404
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[9]	829	846
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.671% 2035[7,9]	149	134
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.621% 2036[7,9]	6,851	6,115
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.621% 2037[7,9]	9,190	8,140
Capital Income Builder — Page 27 of 34

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.631% 2037[7,9]	$19,462	$17,970
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[9]	50,000	50,198
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[9]	33,755	34,514
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[4,9]	1,824	1,833
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[4,9]	7,270	7,319
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[4,9]	10,255	10,343
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,9]	2,000	2,020
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,9]	5,670	5,774
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,9]	12,000	12,347
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,9]	2,890	2,911
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[4,9]	1,365	1,375
Drivetime Auto Owner Trust, Series 2016-3-A, Class C, 3.15% 2022[4,9]	1,510	1,514
Drivetime Auto Owner Trust, Series 2016-2-A, Class C, 3.67% 2022[4,9]	1,425	1,457
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[9]	14,113	14,111
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[9]	3,315	3,316
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,9]	15,600	15,835
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[4,9]	5,000	5,050
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[4,9]	5,000	5,123
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,9]	1,708	1,708
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2018[4,9]	690	695
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,9]	4,000	3,989
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,9]	1,885	1,907
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,9]	36,015	36,749
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[4,9]	1,938	1,961
Honda Auto Receivables Owner Trust, Series 2013-3, Class A-3, 0.77% 2017[9]	92	92
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.648% 2037[7,9]	13,935	12,256
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[4,9]	831	836
Mountain View Funding, Series 2007-3-A, Class A-1, CLO, 0.894% 2021[4,7,9]	1,563	1,563
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[2,4,9]	1,764	1,764
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.978% 2025[4,7,9]	21,600	21,502
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[7,9]	3,208	2,980
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[4,9]	5,000	5,003
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[4,9]	5,000	4,947
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[9]	147	150
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[9]	1,186	1,186
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[9]	486	486
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[9]	1,516	1,517
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	2,382	2,383
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[9]	3,965	3,991
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[9]	6,790	6,869
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[9]	12,415	12,502
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[9]	1,855	1,875
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[9]	7,665	7,768
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[9]	2,700	2,761
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[9]	7,550	7,748
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[4,9]	2,557	2,606
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,9]	5,210	5,218
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	49,533	49,502
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[4,9]	2,250	2,250
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[4,9]	2,250	2,278
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[4,9]	2,625	2,588
Capital Income Builder — Page 28 of 34

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2016-A, Class A, 2.03% 2025[9]	$3,945	$3,963
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[9]	22,062	22,085
		646,984
Bonds & notes of governments & government agencies outside the U.S. 0.17%
Bermuda 4.138% 2023[4]	4,850	5,129
Bermuda 4.854% 2024[4]	2,650	2,901
Manitoba (Province of) 3.05% 2024	6,850	7,464
Ontario (Province of) 3.20% 2024	10,000	10,967
United Mexican States, Series M, 6.50% 2021	MXN1,068,500	59,124
United Mexican States, Series M, 5.75% 2026	227,300	11,975
United Mexican States, Series M30, 10.00% 2036	1,085,800	81,913
		179,473
Federal agency bonds & notes 0.16%
CoBank, ACB 1.253% 2022[4,7]	$3,190	3,062
Fannie Mae 2.125% 2026	37,230	38,496
Freddie Mac 1.00% 2017	14,400	14,447
Freddie Mac 5.50% 2017	50,000	52,565
Freddie Mac 1.25% 2019	50,000	50,536
		159,106
Municipals 0.06%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,823
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	6,750	6,999
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,781
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25,000	26,494
		64,097
Total bonds, notes & other debt instruments (cost: $17,299,306,000)		17,862,481
Short-term securities 2.37%
Air Products and Chemicals, Inc. 0.40% due 8/9/2016[4]	30,800	30,796
Apple Inc. 0.41%–0.49% due 8/16/2016–10/20/2016[4]	176,771	176,650
CAFCO, LLC 0.80% due 8/1/2016	50,000	49,998
Caterpillar Financial Services Corp. 0.48%–0.50% due 9/8/2016–10/11/2016	113,000	112,921
Coca-Cola Co. 0.55%–0.60% due 9/22/2016–10/19/2016[4]	129,300	129,191
Emerson Electric Co. 0.41%–0.46% due 8/2/2016–8/15/2016[4]	41,000	40,999
ExxonMobil Corp. 0.39%–0.45% due 8/22/2016–9/14/2016	225,100	224,978
Fannie Mae 0.60% due 1/3/2017	100,000	99,791
Federal Farm Credit Banks 0.58%–0.65% due 10/20/2016–12/12/2016	75,000	74,907
Federal Home Loan Bank 0.29%–0.46% due 8/3/2016–1/11/2017	663,900	663,589
Freddie Mac 0.42%–0.45% due 8/3/2016–2/17/2017	194,900	194,632
General Electric Co. 0.34% due 8/1/2016	3,300	3,300
Microsoft Corp. 0.48% due 10/12/2016[4]	113,200	113,107
Pfizer Inc. 0.47%–0.54% due 8/9/2016–10/7/2016[4]	200,800	200,716
U.S. Bank, N.A. 0.70% due 8/15/2016	40,000	40,007
U.S. Treasury Bills 0.24% due 9/29/2016	32,800	32,788
Capital Income Builder — Page 29 of 34

unaudited
Short-term securities	Principal amount (000)	Value (000)
United Parcel Service Inc. 0.55% due 10/3/2016[4]	$57,800	$57,756
Wells Fargo Bank, N.A. 0.84%–0.92% due 8/16/2016–12/1/2016	195,800	195,802
Total short-term securities (cost: $2,441,714,000)		2,441,928
Total investment securities 99.68% (cost: $90,686,386,000)		102,918,386
Other assets less liabilities 0.32%		327,352
Net assets 100.00%		$103,245,738
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $495,081,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 7/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	8/3/2016	Citibank	$236,867	£160,000	$25,103
British pounds	8/11/2016	UBS AG	$39,504	£30,612	(1,018)
British pounds	8/12/2016	HSBC Bank	$39,551	£30,664	(1,039)
British pounds	8/18/2016	Barclays Bank PLC	$39,491	£30,612	(1,035)
British pounds	8/19/2016	JPMorgan Chase	$39,491	£30,612	(1,036)
British pounds	8/25/2016	JPMorgan Chase	$136,085	£102,582	265
Euros	8/4/2016	Citibank	$341,168	€309,500	(4,930)
					$16,310
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
SSE PLC	76,658,002	1,633,000	—	78,291,002	$94,408	$1,570,792
Sampo Oyj, Class A	23,972,801	4,815,562	—	28,788,363	68,227	1,193,112
EDP - Energias de Portugal, SA	230,413,901	20,766,988	—	251,180,889	52,563	861,556
Six Flags Entertainment Corp.	6,081,400	79,000	—	6,160,400	10,716	347,385
Greene King PLC	24,691,512	—	—	24,691,512	3,130	265,509
VTech Holdings Ltd.	16,512,300	3,577,000	—	20,089,300	7,829	218,413
Glow Energy PCL	84,822,200	—	8,468,700	76,353,500	10,565	187,979
Covanta Holding Corp.[13]	2,700,000	7,547,332	—	10,247,332	6,707	164,162
Mercury General Corp.	2,809,700	65,798	—	2,875,498	5,226	159,216
Whitecap Resources Inc.[13]	8,112,000	13,273,000	—	21,385,000	2,880	158,711
TalkTalk Telecom Group PLC	56,376,217	—	5,031,217	51,345,000	11,568	155,611
Moneysupermarket.com Group PLC	28,508,401	7,080,000	—	35,588,401	2,706	140,592
DineEquity, Inc.	1,167,500	307,500	—	1,475,000	3,827	120,021
AA PLC	25,551,116	10,894,333	—	36,445,449	2,029	119,571
Capital Income Builder — Page 30 of 34

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
Ratchaburi Electricity Generating Holding PCL	77,350,000	—	—	77,350,000	$2,540	$114,926
Gannett Co., Inc.	9,191,300	—	643,900	8,547,400	4,309	109,065
Marston’s PLC	37,254,228	4,630,000	—	41,884,228	4,117	78,768
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund	145,255,000	—	—	145,255,000	2,692	71,731
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000	1,255	22,230
Leifheit AG, non-registered shares	320,000	—	—	320,000	981	20,714
Canyon Services Group Inc.[14]	3,645,500	—	3,645,500	—	—	—
TDC A/S14	53,982,555	—	53,982,555	—	—	—
Veresen Inc.[14]	15,072,100	520,200	3,934,000	11,658,300	7,765	—
					$306,040	$6,080,064
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $87,318,000, which represented .08% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,376,575,000, which represented 2.30% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,368,000, which represented less than .01% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $62,747,000, which represented .06% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Purchased on a TBA basis.
[13]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2015; it was not publicly disclosed.
[14]	Unaffiliated issuer at 7/31/2016.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Income Builder — Page 31 of 34

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Capital Income Builder — Page 32 of 34

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$14,826,875	$—	$—	$14,826,875
Financials	11,440,889	—	—	11,440,889
Utilities	10,427,092	11,545	—	10,438,637
Health care	9,914,019	—	—	9,914,019
Telecommunication services	9,695,458	—	—	9,695,458
Energy	6,923,880	—	—	6,923,880
Industrials	6,568,097	—	—	6,568,097
Information technology	5,000,884	—	—	5,000,884
Consumer discretionary	3,591,478	—	—	3,591,478
Materials	2,143,060	—	—	2,143,060
Miscellaneous	1,618,464	—	—	1,618,464
Preferred securities	5,366	8,417	—	13,783
Convertible stocks	265,984	—	—	265,984
Convertible bonds	—	172,469	—	172,469
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	7,724,831	—	7,724,831
Corporate bonds & notes	—	6,162,361	—	6,162,361
Mortgage-backed obligations	—	2,925,629	—	2,925,629
Asset-backed obligations	—	589,241	57,743	646,984
Bonds & notes of governments & government agencies outside the U.S.	—	179,473	—	179,473
Federal agency bonds & notes	—	159,106	—	159,106
Municipals	—	64,097	—	64,097
Short-term securities	—	2,441,928	—	2,441,928
Total	$82,421,546	$20,439,097	$57,743	$102,918,386

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$25,368	$—	$25,368
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9,058)	—	(9,058)
Total	$—	$16,310	$—	$16,310
*	Forward currency contracts are not included in the investment portfolio.
Capital Income Builder — Page 33 of 34

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,288,808
Gross unrealized depreciation on investment securities	(4,350,982)
Net unrealized appreciation on investment securities	11,937,826
Cost of investment securities	90,980,560

Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CLO - Collateralized Loan Obligations
€ = Euros
FDR = Fiduciary Depositary Receipts
Fin. = Finance
GBP/£ = British pounds
HKD = Hong Kong dollars
LOC = Letter of Credit
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0916O-S54088	Capital Income Builder — Page 34 of 34

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By _/s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 28, 2016

By _/s/ Kimberley Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: September 28, 2016